Offerings - Offering: 1	Mar. 12, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value per share
Amount Registered | shares	1,482,250
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 14,822,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,046.99
Offering Note	Includes 1,454,750 shares to be offered for sale in the stock offering and 27,500 shares to be issued to the charitable foundation.